Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
8.	TRADE AND OTHER RECEIVABLES
a)	The detail of trade and other receivables as of December 31, 2017 and 2016 is as follows:

	Balance as of
Trade and Other Receivables, Gross	12-31-2017		12-31-2016
	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	219,436,824	1,032,923	261,754,397	6,788,437
Trade receivables, gross	195,570,350	62,563	214,479,114	5,751,510
Other receivables, gross	23,866,474	970,360	47,275,283	1,036,927

	Balance as of
Trade and Other Receivables, Net	12-31-2017		12-31-2016
	Current	Current	Current	Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	218,178,007	1,032,923	260,440,086	6,788,437
Trade and other receivables, net	194,311,533	62,563	213,164,803	5,751,510
Other receivables, net	23,866,474	970,360	47,275,283	1,036,927

The balances in this account do not generally accrue interest.

The Group did not have any customers for which it had sales representing 10% or more of the Group’s total consolidated revenues for the years ended December 31, 2017, 2016 and 2015.

Refer to Note 9.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related parties.

b)	As of December 31, 2017 and 2016 the balance of unimpaired past due trade receivables is as follows:

	Balance as of
Trade Receivables Past Due But Not Impaired	12-31-2017	12-31-2016
	ThCh$	ThCh$
Less than three months	3,670,172	4,709,261
Between three and six months	386,333	6,014,819
Between six and twelve months	1,121,940	13,747,986
Total	5,178,445	24,472,066

The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Current and Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance as of January 1, 2016	1,549,192
Amounts written off	(215,826)
Foreign currency translation differences	(19,055)
Balance as of December 31, 2016	1,314,311
Increases (decreases) for the year	(55,494)
Balance as of December 31, 2017	1,258,817

Write-offs of bad debt

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures for the few cases that arise in each country.

c)	Additional information:
-	Additional statistical information required under Official Bulletin 715 of the CMF of February 3, 2012, XBRL Taxonomy: see Appendix 6.
-	Complementary information on trade receivables: see Appendix 6.1.